RISK MANAGEMENT - Sensitivity to Insurance Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mortality Rate
Disclosure of credit risk exposure [line items]
Rate increase	5.00%	5.00%
Impact on comprehensive income, increase	$ 21	$ 10
Impact on comprehensive income, decrease	$ (22)	$ (9)
Rate decrease	5.00%	5.00%
Impact on equity, increase	$ 21	$ 10
Impact on equity decrease	$ (22)	$ (9)
Mortality Improvement
Disclosure of credit risk exposure [line items]
Rate increase	50.00%	50.00%
Impact on comprehensive income, increase	$ (26)	$ (12)
Impact on comprehensive income, decrease	$ 26	$ 13
Rate decrease	50.00%	50.00%
Impact on equity, increase	$ (26)	$ (12)
Impact on equity decrease	$ 26	$ 13